Business Combinations (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Apr. 01, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 06, 2023	Mar. 01, 2023	Jun. 16, 2022 $ / shares	Feb. 18, 2022 USD ($)
Business Combinations [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Warrants purchased			7,028,337
Common stock, shares issued			77,451,000	55,963,000	94,416,000
Net of cash acquired (in Dollars) | $	[1]			$ 1,356
Exercise price (in Dollars per share) | $ / shares			$ 2.27
Principal balance (in Dollars) | $		$ 1,250
Loans assumed (in Dollars) | $		$ 2,500
Percentage of interest rate		15.00%							6.00%
Extension year							1 year
Patented Technology [Member]
Business Combinations [Line Items]
Fair value of attributable to technology and licensed patents (in Dollars) | $			$ 12,700
Purchase Agreement [Member]
Business Combinations [Line Items]
Promissory note principal amount (in Dollars) | $									$ 1,250
Warrant [Member]
Business Combinations [Line Items]
Warrants purchased			7,028,337
Common stock shares QPhoton warrants			6,325,503	6,325,503
Maximum [Member]
Business Combinations [Line Items]
Warrants purchased					7,028,337
Stock conversion ratio			10
Percentage of interest rate						15.00%
Minimum [Member]
Business Combinations [Line Items]
Warrants purchased					1,726,931
Stock conversion ratio			1
Percentage of interest rate						10.00%
Common Stock [Member]
Business Combinations [Line Items]
Share price (in Dollars per share) | $ / shares								$ 2.27
QPhoton [Member]
Business Combinations [Line Items]
Warrants purchased			1,726,931
Common stock shares QPhoton warrants			36,600,823
Converted shares			31,299,417
Fair value of attributable to trade name and trademark (in Dollars) | $			$ 1,000
Principal balance (in Dollars) | $									$ 1,250
Non-Compete Agreement [Member]
Business Combinations [Line Items]
Fair value (in Dollars) | $			$ 3,250
Common Stock [Member]
Business Combinations [Line Items]
Common stock, shares issued			32,940,738	32,940,738
Common stock shares QPhoton warrants			26,615,235
Converted shares			36,600,823
Common Stock [Member] | Warrant [Member]
Business Combinations [Line Items]
Converted shares			7,028,337
Common Stock [Member] | Merger with QPhoton, Inc. [Member]
Business Combinations [Line Items]
Consideration of common shares			5,802,206
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Common stock, shares issued			36,600,823
Common Stock [Member] | QPhoton [Member]
Business Combinations [Line Items]
Common stock shares QPhoton warrants			6,325,503
Series B Preferred Stock [Member]
Business Combinations [Line Items]
Converts shares			10
Purchase price approximately (in Dollars) | $			$ 71,000
Net of cash acquired (in Dollars) | $			$ 69,900
Converted shares			2,377,028
Series B Preferred Stock [Member] | Merger with QPhoton, Inc. [Member]
Business Combinations [Line Items]
Preferred stock shares issued			2,377,028
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Series B Preferred Stock [Member] | QPhoton [Member]
Business Combinations [Line Items]
Warrants purchased			1,726,931

[1]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.